STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
10.	STOCK-BASED COMPENSATION

Historically, stock options have been granted with an exercise price equal to the market value of the common stock on the date of grant, with expiration 10 years from the date they are granted, and generally vest over a one to three-year period for employees and members of the Board. Upon exercise, new shares will be issued by the Company. The restricted shares and restricted stock units (“RSUs”) granted to Board members and employees generally have a three-year graded vesting period and are subject to accelerated vesting and forfeiture under certain circumstances.

The following table provides the weighted average assumptions used in determining the fair value of the stock option awards granted during the nine-month periods ended September 30, 2021 and 2020.

	September 30, 2021	September 30, 2020
	(unaudited)
Risk-free interest rate	0.78%	0.79%
Expected life	6.0 years	6.6 years
Expected volatility	134.79%	122.24%
Dividend yield	-	-

During March 2021, the Company granted 312,500 stock options with an exercise price of $6.00 and 152,500 RSUs. The market value of the Company’s common stock was $5.00 at the grant date of these awards. The Company recognized approximately $0.5 million and $0.6 million of stock-based compensation expense during the three-month periods ended September 30, 2021 and 2020, respectively and approximately $1.3 million and $1.4 million of stock-based compensation expense during the nine-month periods ended September 30, 2021 and 2020, respectively. The following table has a breakout of stock-based compensation expense by line item.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
	(unaudited)		(unaudited)
Cost of revenue	$52	$60	$154	$187
Sales and marketing	76	39	201	136
Research and development	24	30	83	99
General and administrative*	325	434	876	959
Total stock compensation expense	$477	$563	$1,314	$1,381

*	Includes ESPP expense

15. Stock-Based Compensation

The Company’s stock-incentive program is a long-term retention program that is intended to attract, retain and provide incentives for talented employees, officers and directors, and to align stockholder and employee interests. Currently, the Company is able to grant options, stock appreciation rights (“SARs”) and restricted shares from the Interpace Biosciences, Inc. 2019 Equity Incentive Plan. No new grants may be made under the Company’s prior stock incentive plan, the Interpace Diagnostics Group, Inc. (now known as Interpace Biosciences, Inc.) Amended and Restated 2004 Stock Award and Incentive Plan (the “2004 Plan”). Unless earlier terminated by action of the Company’s board of directors, the 2004 Plan will remain in effect until such time as no stock remains available for delivery and the Company has no further rights or obligations under the 2004 Plan with respect to outstanding awards thereunder.

Historically, stock options have been granted with an exercise price equal to the market value of the common stock on the date of grant, expire 10 years from the date they are granted, and generally vested over a one to three-year period for employees and members of the Board. Upon exercise, new shares will be issued by the Company. The restricted shares and restricted stock units (“RSUs”) granted to employees generally have a three-year graded vesting period and are subject to accelerated vesting and forfeiture under certain circumstances. Restricted shares and RSUs granted to Board members generally have a three-year graded vesting period and are subject to accelerated vesting and forfeiture under certain circumstances.

The Company primarily uses the Black-Scholes option-pricing model to determine the fair value of stock options and SARs. The determination of the fair value of stock-based payment awards on the date of grant using an option-pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the Company’s expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rate and expected dividends. Expected volatility is based on historical volatility. As there is no trading volume for the Company’s options, implied volatility is not representative of the Company’s current volatility so the historical volatility of the Company’s common stock is determined to be more indicative of the Company’s expected future stock performance. The expected life is determined using the safe-harbor method. The Company expects to use this simplified method for valuing employee options until more detailed information about exercise behavior becomes available over time. The Company bases the risk-free interest rate on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term on the options. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore uses an expected dividend yield of zero in the option valuation model. The Company is required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and records stock-based compensation expense only for those awards that are expected to vest. The Company recognizes compensation cost, net of estimated forfeitures, arising from the issuance of stock options and SARs on a straight-line basis over the vesting period of the grant.

The Company began an employee stock purchase plan in 2020 and recognized approximately $0.04 million in expense related to that plan.

The estimated compensation cost associated with the granting of restricted stock and restricted stock units is based on the fair value of the Company’s common stock on the date of grant. The Company recognizes the compensation cost, net of estimated forfeitures, arising from the issuance of restricted stock and restricted stock units on a straight-line basis over the shorter of the vesting period or the period from the grant date to the date when retirement eligibility is achieved.

The following table provides the weighted average assumptions used in determining the fair value of the stock options granted during the years ended December 31, 2020 and December 31, 2019.

	December 31, 2020	December 31, 2019
Risk-free interest rate	0.75%	2.34%
Expected life	6.5 years	5.9 years
Expected volatility	123.71%	128.58%
Dividend yield	-	-

The weighted-average fair value of stock options granted during the year ended December 31, 2020 was estimated to be $5.36. The weighted-average fair value of stock options granted during the year ended December 31, 2019 was estimated to be $8.50. There were no options or SARs exercised in 2020 or 2019. Historically, shares issued upon the exercise of options have been new shares and have not come from treasury shares.

Stock-based compensation for the years ended December 31, 2020 and 2019 is as follows:

	2020	2019
RSUs and restricted stock	$176	$243
Performance-based awards	265	-
Common stock awards	116	-
Options	1,630	722
Total stock-based compensation expense	$2,187	$965

A summary of stock option and SARs activity for the year ended December 31, 2020, and changes during such year, is presented below:

		Weighted-	Weighted-Average
		Average	Remaining	Aggregate
		Grant	Contractual	Intrinsic
	Shares	Price	Period (in years)	Value
Outstanding at January 1, 2020	415,678	$12.50	8.45	$-
Granted	525,550	6.24	9.39	-
Exercised	-
Forfeited or expired	(92,409)	11.18		-
Outstanding at December 31, 2020	848,819	8.76	8.59	-

Exercisable at December 31, 2020	361,501	11.81	7.77	-

Vested and expected to vest	659,465	9.48	8.39	-

A summary of the status of the Company’s non-vested options for the year ended December 31, 2020, and changes during such year, is presented below:

	Shares	Weighted- Average Grant Date Fair Value

Nonvested at January 1, 2020	213,472	$8.80
Granted	525,550	5.36
Vested	(197,998)	7.34
Forfeited	(53,706)	7.86
Nonvested at December 31, 2020	487,318	$5.81

The aggregate fair value of options vested during the years ended December 31, 2020 and 2019 was $1.5 million and $0.5 million, respectively. The weighted-average grant date fair value of options vested during the year ended December 31, 2019 was $9.00.

A summary of the Company’s non-vested shares of restricted stock and restricted stock units for the year ended December 31, 2020, and changes during such year, is presented below:

		Weighted-	Average
		Average	Remaining	Aggregate
		Grant Date	Vesting	Intrinsic
	Shares	Fair Value	Period (in years)	Value
Nonvested at January 1, 2020	49,366	$10.04	1.11	$246,830
Granted	236,321	3.43	-	-
Vested	(43,976)	9.52	-	-
Forfeited	(2,254)	10.10	-	-
Nonvested at December 31, 2020	239,457	$3.61	1.75	$751,895

The aggregate fair value of restricted stock units vested during each of the years ended December 31, 2020 and 2019 was $0.4 million and $0.2 million, respectively.

As of December 31, 2020, there was approximately $2.5 million of total unrecognized compensation cost, net of estimated forfeitures, related to unvested stock options and restricted stock units.